Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 52,525,342	$ 1,674,381	$ 52,419,427	$ 52,313,399
Impairment losses recognized	132,778	4,233
Acquisitions through business combinations				21,001
Effect of foreign currency exchange differences	149,341	4,761	105,915	85,027
Ending balance	52,541,905	1,674,909	52,525,342	52,419,427
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	54,939,455	1,751,337	54,833,540	54,727,512
Acquisitions through business combinations				21,001
Effect of foreign currency exchange differences	149,341	4,761	105,915	85,027
Ending balance	55,088,796	1,756,098	54,939,455	54,833,540
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	76,956	2,414,113	2,414,113
Impairment losses recognized	132,778	4,233
Effect of foreign currency exchange differences	0	0
Ending balance	$ 2,546,891	$ 81,189	$ 2,414,113	$ 2,414,113